Cover	Jun. 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2022
Entity File Number	001-40479
Entity Registrant Name	JAWS HURRICANE ACQUISITION CORPORATION
Entity Central Index Key	0001843205
Entity Tax Identification Number	86-1679100
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1601 Washington Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	HCNEU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	HCNE
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	HCNEW
Security Exchange Name	NASDAQ